Property, Plant and Equipment, Net - Additional Information (Detail) ₨ in Thousands, $ in Thousands			12 Months Ended
	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation expense			₨ 2,113,921	$ 30,566	₨ 1,861,951	₨ 1,036,029
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Reduction to the carrying value of the rooftop projects due to the receipt of government grants			29,891	432	₨ 50,378
Utility Scale Projects [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		25 years
Reduction of depreciation and amortization			₨ 267,390	$ 3,866
Utility Scale Projects [Member] | Revised Useful Life [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	35 years